PREPAYMENTS FOR LICENSED COPYRIGHTS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS FOR LICENSED COPYRIGHTS
Summary of prepayments for licensed copyrights

	December 31,	December 31,
	2021	2020
Prepayments for licensed copyrights	$2,960,789	$–